STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Thousands		9 Months Ended
	Apr. 21, 2023	Sep. 30, 2023	Dec. 31, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares outstanding		45,423	16,081
Unrecognized compensation cost, options		$ 424
Stock options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized compensation, weighted average amortization period (in years)		3 years 1 month 28 days
2015 Plan | Stock options | Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock awards, contractual life (in years)		10 years
A&R 2918 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of additional shares authorized	24,129
Number of shares authorized	30,952	32,642
Common shares reserved for future awards (in shares)		30,952
A&R 2918 Plan | Stock options | Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock awards, contractual life (in years)		10 years